Note 4 Intangible Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization Expense	$ 12,151	$ 8,683
Expense for abandoned patents	$ 13,675